DEFERRED TAX - Disclosure of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Deferred Tax [Abstract]
Intangible assets - deferred tax assets	$ 5,273	$ 5,797
Intangible assets - deferred tax liability	(3,151)	(3,193)
Trading losses and other allowances	2,364	2,522
Net deferred tax assets	$ 4,486	$ 5,126